Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 895	$ 826
Provision for credit losses
Model changes	(25)	(15)
Originations	102	112
Maturities	(143)	(163)
Changes in risk, parameters and exposures	592	579
Write-offs	(600)	(552)
Recoveries	126	121
Exchange rate and other	(12)	(13)
Balance at end of period	935	895
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	242	278
Provision for credit losses
Model changes	23	(10)
Transfers to Stage 1	544	712
Transfers to Stage 2	(87)	(140)
Transfers to Stage 3	(2)	(3)
Originations	101	107
Maturities	(31)	(33)
Changes in risk, parameters and exposures	(517)	(668)
Exchange rate and other	(1)	(1)
Balance at end of period	272	242
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	512	427
Provision for credit losses
Model changes	(48)	1
Transfers to Stage 1	(537)	(712)
Transfers to Stage 2	88	141
Transfers to Stage 3	(142)	(157)
Originations	1	5
Maturities	(112)	(130)
Changes in risk, parameters and exposures	758	938
Exchange rate and other		(1)
Balance at end of period	520	512
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	141	121
Provision for credit losses
Model changes		(6)
Transfers to Stage 1	(7)
Transfers to Stage 2	(1)	(1)
Transfers to Stage 3	144	160
Changes in risk, parameters and exposures	351	309
Write-offs	(600)	(552)
Recoveries	126	121
Exchange rate and other	(11)	(11)
Balance at end of period	$ 143	$ 141